RELATED-PARTY TRANSACTIONS	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
RELATED-PARTY TRANSACTIONS

9. RELATED–PARTY TRANSACTIONS

The following represent our significant related-party transactions:

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We record revenue from TCEH, principally for electricity delivery fees, which totaled $225 million and $227 million for the three months ended March 31, 2013 and 2012, respectively. The fees are based on rates regulated by the PUCT that apply to all REPs. These revenues included less than $1 million for each of the three-month periods ended March 31, 2013 and 2012 pursuant to a transformer maintenance agreement with TCEH. The balance sheets at March 31, 2013 and December 31, 2012 reflect receivables from affiliates totaling $121 million and $53 million, respectively, primarily consisting of trade receivables from TCEH related to these electricity delivery fees. Trade accounts receivable from TCEH at December 31, 2012 reflects timing of payments in 2012.

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Prior to August 2012, we recognized interest income from TCEH under an agreement related to our generation-related regulatory assets, which have been securitized through the issuance of transition bonds by Bondco. This interest income, which served to offset our interest expense on the transition bonds, totaled $7 million for the three months ended March 31, 2012. Also prior to August 2012, we received reimbursement under a note receivable from TCEH for incremental amounts payable related to income taxes as a result of delivery fee surcharges related to the transition bonds. Amounts received under the note receivable for the three months ended March 31, 2012 totaled $10 million. See Note 11 to Financial Statements in our 2012 Form 10-K for additional information regarding the sale to EFIH of the agreement and related future interest reimbursements as well as the note receivable from TCEH.

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EFH Corp. subsidiaries charge us for certain administrative services at cost. We also charge each other for shared facilities at cost. These net costs, which are primarily reported in operation and maintenance expenses, totaled $8 million and $7 million for the three months ended March 31, 2013 and 2012, respectively.

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Under Texas regulatory provisions, the trust fund for decommissioning TCEH’s Comanche Peak nuclear generation facility is funded by a delivery fee surcharge we collect from REPs and remit monthly to TCEH. Delivery fee surcharges totaled $4 million for each of the three-month periods ended March 31, 2013 and 2012. Our sole obligation with regard to nuclear decommissioning is as the collection agent of funds charged to ratepayers for nuclear decommissioning activities. If, at the time of decommissioning, actual decommissioning costs exceed available trust funds, we would not be obligated to pay any shortfalls but would be required to collect any rates approved by the PUCT to recover any additional decommissioning costs. Further, if there were to be a surplus when decommissioning is complete, such surplus would be returned to ratepayers under terms prescribed by the PUCT.

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We are not a member of EFH Corp.’s consolidated tax group, but EFH Corp.’s consolidated federal income tax return includes EFH Corp.’s portion of our results due to EFH Corp.’s equity ownership in us. Under the terms of a tax sharing agreement among us, Oncor Holdings, Texas Transmission, Investment LLC and EFH Corp., we are generally obligated to make payments to Texas Transmission, Investment LLC and EFH Corp., pro rata in accordance with their respective membership interests, in an aggregate amount that is substantially equal to the amount of federal income taxes that we would have been required to pay if we were filing our own corporate income tax return. EFH Corp. also includes our results in its consolidated Texas state margin tax payments, which are accounted for as income taxes and calculated as if we were filing our own return. See discussion in Note 1 to Financial Statements in our 2012 Form 10-K under “Income Taxes.” Under the “in lieu of” tax concept, all in lieu of tax assets and tax liabilities represent amounts that will eventually be settled with our members. At March 31, 2013, we had amounts payable to members under the agreement totaling $10 million ($8 million to EFH Corp. and $2 million to Texas Transmission and Investment LLC) and a current state income tax payable to EFH Corp. of $27 million, which are reported as amounts payable to members related to income taxes of $37 million. At December 31, 2012, we had a current state income tax payable to EFH Corp. under the agreement of $22 million, which is reported as amounts payable to members related to income taxes. No income tax payments were made to or received from members in the three months ended March 31, 2013 and 2012.

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Our PUCT-approved tariffs include requirements to assure adequate credit worthiness of any REP to support the REP’s obligation to collect transition bond-related charges on behalf of Bondco. Under these tariffs, as a result of TCEH’s credit rating being below investment grade, TCEH is required to post collateral support in an amount equal to estimated transition charges over specified time periods. Accordingly, at March 31, 2013 and December 31, 2012, TCEH had posted letters of credit in the amount of $10 million and $11 million, respectively, for our benefit.

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Affiliates of the Sponsor Group have, and from time-to-time may in the future (1) sell, acquire or participate in the offerings of our debt or debt securities in open market transactions or through loan syndications, and (2) perform various financial advisory, dealer, commercial banking and investment banking services for us and certain of our affiliates for which they have received or will receive customary fees and expenses.

See Notes 7 and 8 for information regarding distributions to members and our participation in EFH Corp. pension and OPEB plans, respectively.

11. RELATED-PARTY TRANSACTIONS

The following represent our significant related-party transactions:

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We record revenue from TCEH, principally for electricity delivery fees, which totaled $1.0 billion for each of the years ended December 31, 2012 and 2011 and $1.1 billion for the year December 31, 2010. The fees are based on rates regulated by the PUCT that apply to all REPs. These revenues included approximately $2 million for each of the years ended December 31, 2012, 2011 and 2010 pursuant to a transformer maintenance agreement with TCEH. The balance sheets at December 31, 2012 and 2011 reflect receivables from affiliates totaling $53 million and $138 million, respectively, primarily consisting of trade receivables from TCEH related to these electricity delivery fees.

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We recognized interest income from TCEH under an agreement related to our generation-related regulatory assets, which have been securitized through the issuance of transition bonds by Bondco. The interest income, which served to offset our interest expense on the transition bonds, totaled $16 million, $32 million and $37 million for the years ended December 31, 2012, 2011 and 2010, respectively.

Incremental amounts payable related to income taxes as a result of delivery fee surcharges to customers related to transition bonds were reimbursed by TCEH. Prior to the August 2012 sale to EFIH disclosed below, our financial statements reflected a note receivable from TCEH that totaled $179 million ($41 million reported as current in trade accounts and other receivables from affiliates) at December 31, 2011 related to these income taxes.

In August 2012, we sold to EFIH all future interest reimbursements and the remaining $159 million obligation under the note with TCEH. As a result, EFIH paid, and we received, an aggregate $159 million for the agreements. The sale of the related-party agreements was reported as a $2 million (after tax) decrease in total membership interests in 2012 in accordance with accounting rules for related-party matters.

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EFH Corp. subsidiaries charge us for certain administrative services. We also charge each other for shared facilities at cost. These net costs, which are primarily reported in operation and maintenance expenses, totaled $35 million, $38 million and $40 million for the years ended December 31, 2012, 2011 and 2010, respectively.

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Under Texas regulatory provisions, the trust fund for decommissioning TCEH’s Comanche Peak nuclear generation facility is funded by a delivery fee surcharge we collect from REPs and remit monthly to TCEH. Delivery fee surcharges totaled $16 million, $17 million and $16 million for the years ended December 31, 2012, 2011 and 2010, respectively. Our sole obligation with regard to nuclear decommissioning is as the collection agent of funds charged to ratepayers for nuclear decommissioning activities. If, at the time of decommissioning, actual decommissioning costs exceed available trust funds, we would not be obligated to pay any shortfalls but would be required to collect any rates approved by the PUCT to recover any additional decommissioning costs. Further, if there were to be a surplus when decommissioning is complete, such surplus would be returned to ratepayers under terms prescribed by the PUCT.

Prior to 2012, we reflected the difference between the trust fund assets and the decommissioning liability (both reported on TCEH’s balance sheet) in our financial statements as a regulatory liability or asset with an offsetting receivable from or payable to TCEH (the beneficiary of the nuclear decommissioning trust). However, amounts associated with nuclear decommissioning activities were not included in our net income or accumulated other comprehensive income. During 2012, we determined that due to our role as the collection agent of funds, the recording of a regulatory liability or asset in our financial statements was an error. As such, the balance sheet at December 31, 2011 has been restated to remove both the $225 million receivable from TCEH related to the Comanche Peak nuclear plant decommissioning and the associated regulatory liability of $225 million. This restatement reduced the receivable from TCEH to zero and increased regulatory assets by $225 million. This error did not have a material impact on our reported results of operations, cash flows or financial condition.

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We have a 19.5% limited partnership interest, with a carrying value of less than $1 million at December 31, 2012 and 2011, in an EFH Corp. subsidiary holding principally software-related assets. Equity losses related to this interest are reported in other deductions and totaled less than $1 million for each of the years ended December 31, 2012 and 2011, and $2 million for the year ended December 31, 2010. These losses primarily represent amortization of software assets held by the subsidiary.

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We are not a member of EFH Corp.’s consolidated tax group, but EFH Corp.’s consolidated federal income tax return includes EFH Corp.’s portion of our results due to EFH Corp.’s equity ownership in us. Under the terms of a tax sharing agreement among us, Oncor Holdings, Texas Transmission, Investment LLC and EFH Corp., we are generally obligated to make payments to Texas Transmission, Investment LLC and EFH Corp., pro rata in accordance with their respective membership interests, in an aggregate amount that is substantially equal to the amount of federal income taxes that we would have been required to pay if we were filing our own corporate income tax return. EFH Corp. also includes our results in its consolidated Texas state margin tax payments, which are accounted for as income taxes and calculated as if we were filing our own return. See discussion in Note 1 to Financial Statements under “Income Taxes.” Under the “in lieu of” tax concept, all in lieu of tax assets and tax liabilities represent amounts that will eventually be settled with our members. At December 31, 2012, we had a current state income tax payable to EFH Corp. under the agreement of $22 million, which was reported as a net current tax payable to members. At December 31, 2011, we had federal income tax-related amounts receivable from members under the agreement totaling $27 million ($22 million from EFH Corp. and $5 million from Texas Transmission and Investment LLC) and a current state income tax payable to EFH Corp. of $22 million, which was reported as a net current tax receivable from members of $5 million. We have recorded liabilities in lieu of deferred income taxes of $2.180 billion and $2.018 billion and for uncertain tax positions of $169 million and $147 million as of December 31, 2012 and 2011, respectively. On a net basis, we received income tax refunds from members of $2 million (including $5 million in refunds from members other than EFH Corp. and $2 million paid to EFH Corp.) in the year ended December 31, 2012. We received income tax refunds from members totaling $114 million (including $25 million in federal income tax-related refunds from members other than EFH Corp.) in the year ended December 31, 2011.

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Our PUCT-approved tariffs include requirements to assure adequate credit worthiness of any REP to support the REP’s obligation to collect transition bond-related charges on behalf of Bondco. Under these tariffs, as a result of TCEH’s credit rating being below investment grade, TCEH is required to post collateral support in an amount equal to estimated transition charges over specified time periods. Accordingly, at December 31, 2012 and 2011, TCEH had posted letters of credit in the amount of $11 million and $12 million, respectively, for our benefit.

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In connection with assuming sponsorship of the Oncor Retirement Plan, we entered into an agreement with EFH Corp. to assume primary responsibility for retirement benefits of a closed group of retired and terminated vested retirement plan participants not related to our regulated utility business. As the Oncor Retirement Plan received an amount of plan assets equal to the liabilities we assumed for those participants, execution of the agreement did not have a material impact on our reported results of operations or financial condition. See Note 9 for further information regarding funding for the pension plans.

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Affiliates of the Sponsor Group have, and from time-to-time may in the future (1) sell, acquire or participate in the offerings of our debt or debt securities in open market transactions or through loan syndications, and (2) perform various financial advisory, dealer, commercial banking and investment banking services for us and certain of our affiliates for which they have received or will receive customary fees and expenses.

See Notes 3, 8 and 9 for information regarding the tax sharing agreement, distributions to members and the allocation of EFH Corp.’s pension and OPEB costs, respectively.